Subordinated Liabilities - Parent (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Subordinated Liabilities [Line Items]
Schedule of Subordinated Liabilities

	Group
	2022	2021
	£m	£m
£325m Sterling preference shares	344	344
Undated subordinated liabilities	219	240
Dated subordinated liabilities	1,769	1,644
	2,332	2,228

Santander UK Group Holdings plc
Disclosure Of Subordinated Liabilities [Line Items]
Schedule of Subordinated Liabilities

		2022	2021
Dated subordinated liabilities	Maturity	£m	£m
4.75% Subordinated notes (US$1,000m)	2025	608	541
5.625% Subordinated notes (US$500m)	2045	334	297
		942	838